CRITICAL ACCOUNTING JUDGEMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY - Disclosure of Application of Judgement in Adjustments to Modelled ECL (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets		£ 4,042	£ 6,247
Forecast | Severe downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Interest rate (in percent)		4.00%
UK mortgages
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets		£ 837	1,027
UK mortgages | Judgements due to COVID-19
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets		£ 67
UK mortgages | Other judgements
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets			510
Probability of possession (in percent)		95.00%
UK mortgages | Other judgements | Stage 2
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Probability of default loans and advances to customers (in percent)		70.00%
UK mortgages | Other judgements | Stage 3
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Probability of default loans and advances to customers (in percent)		100.00%
Credit cards
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets		£ 521	923
Credit cards | Judgements due to COVID-19
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets		94
Credit cards | Other judgements
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets			(56)
Retail excluding UK mortgages
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets		908	1,445
Retail excluding UK mortgages | Judgements due to COVID-19
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets		57
Commercial Banking
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets		1,333	2,402
Commercial Banking | Judgements due to COVID-19
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets		161
Other
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets		443	450
Modelled ECL
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets		1,853	3,642
Modelled ECL | UK mortgages
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets		292	481
Modelled ECL | Credit cards
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets		436	851
Modelled ECL | Retail excluding UK mortgages
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets		801	1,209
Modelled ECL | Commercial Banking
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets		281	1,051
Modelled ECL | Other
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets		43	50
Individually assessed
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets		905	1,222
Individually assessed | UK mortgages
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets		0	0
Individually assessed | Credit cards
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets		0	0
Individually assessed | Retail excluding UK mortgages
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets		0	0
Individually assessed | Commercial Banking
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets		905	1,222
Individually assessed | Commercial Banking | Minimum
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets		741	982
Individually assessed | Commercial Banking | Maximum
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets		1,024	1,548
Individually assessed | Other
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets		0	0
Judgements due to COVID-19
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets		779	888
Judgements due to COVID-19 | UK mortgages
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets			36
Judgements due to COVID-19 | Credit cards
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets			128
Judgements due to COVID-19 | Retail excluding UK mortgages
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets			193
Judgements due to COVID-19 | Commercial Banking
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets			131
Judgements due to COVID-19 | Other
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets		400	400
Other judgements
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets		505	495
Other judgements | UK mortgages
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets		478
Other judgements | Credit cards
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets		(9)
Other judgements | Retail excluding UK mortgages
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets		50	43
Other judgements | Commercial Banking
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets		(14)	(2)
Other judgements | Other
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets		0	0
Increase in time to repossession | UK mortgages | Judgements due to COVID-19
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets		52	36
Support measures | Credit cards | Judgements due to COVID-19
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets		94	100
Support measures | Retail excluding UK mortgages | Judgements due to COVID-19
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets		40	118
Other economic impacts | Commercial Banking | Judgements due to COVID-19
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets		89	93
Key coronavirus-impacted sectors | Commercial Banking | Judgements due to COVID-19
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets		80	0
Central overlay in respect of economic uncertainty | UK mortgages | Judgements due to COVID-19 | Maximum
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets		200
Central overlay in respect of economic uncertainty | Retail excluding UK mortgages | Judgements due to COVID-19 | Maximum
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets		100
Central overlay in respect of economic uncertainty | Commercial Banking | Judgements due to COVID-19 | Maximum
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets		100
Central overlay in respect of economic uncertainty | Other | Judgements due to COVID-19
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets		£ 400	400
Re-weighting from upside to severe downside scenario (in percent)		15.00%
Increase in unemployment rate (in percent)		1.00%
Increase in House Price Index (in percent)	10.00%
Modelled forecast parameters | UK mortgages | Other judgements
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets		£ 65	193
End of term risk on interest only mortgages | UK mortgages | Other judgements
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets		174	179
Mortgage accounts in long term default | UK mortgages | Other judgements
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets		87	87
Adjustment for specific sector | UK mortgages | Other judgements
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets		54	20
Probability of default on forborne accounts | UK mortgages | Other judgements
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets		18	20
Fire safety and cladding uncertainty | UK mortgages | Other judgements
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets		36
Inflation and interest rate risk | UK mortgages | Other judgements
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets		52	0
Extension of modelled lifetime on retail revolving products | Credit cards | Other judgements
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets		41	71
Extension of modelled lifetime on retail revolving products | Retail excluding UK mortgages | Other judgements
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets		5	10
Credit card loss given default alignment (LGD) | Credit cards | Other judgements
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets		(37)	(55)
Management adjustments
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets		£ 1,284	£ 1,383